CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 273	$ 0	$ 515	$ 0	$ 51	$ 0
Cost of revenues and ramp up of manufacturing	404	585	1,111	1,611	2,274	0
Impairment of production line			0	0	489	0
Gross loss	131	585	596	1,611	2,712	0
Operating expenses:
Research and development	667	769	1,991	3,209	3,943	4,912
Sales, marketing and pre-production costs	417	252	931	911	1,063	2,354
General and administrative	1,332	901	2,318	3,047	3,640	6,296
Total operating expenses	2,416	1,922	5,240	7,167	8,646	13,562
Operating loss	2,547	2,507	5,836	8,778	11,358	13,562
Financial expenses (income), net:
Revaluation of warrants	(753)	(2,606)	(377)	(3,144)	(2,194)	293
Other financial expense (income), net	35	3,176	11	3,681	3,713	76
Total financial expenses (income), net	(718)	570	(366)	537	1,519	369
Net loss	1,829	3,077	5,470	9,315	12,877	13,931
Deemed dividend related to warrants exchange agreement	0	0	154	0
Deemed dividend related to exchange agreement	0	279	0	279	279	0
Deemed dividend related to Series A Preferred Stock	0	2,977	0	2,977	2,899	0
Net loss attributable to holders of Common Stock	$ 1,829	$ 6,333	$ 5,624	$ 12,571	$ 16,055	$ 13,931
Net loss per share
Basic loss per share (in dollars per share)	$ (0.05)	$ (0.66)	$ (0.19)	$ (2.03)
Basic and diluted loss per share (in dollar per share)					$ 1.85	$ 3.80
Weighted average number of common stock used in computing basic net loss per share (in shares)	37,433,188	9,610,160	29,835,891	6,179,981
Diluted loss per share (in dollars per share)	$ (0.05)	$ (0.66)	$ (0.19)	$ (2.23)
Weighted average number of common stock used in computing diluted net loss per share (in shares)	37,433,188	9,610,160	29,835,891	6,194,418
Weighted average number of Common Stock used in computing basic and diluted net loss per share (in shares)					8,678,953	3,662,615